Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes	Tax rate reconciliation to the Canadian statutory income tax rate

(CAD$ in millions)	2022	2021
Profit from continuing operations before taxes	$6,565	$4,688
Loss from discontinued operations before taxes	(956)	(156)
Profit for the year from continuing and discontinued operations before taxes	$5,609	$4,532

Tax expense at the Canadian statutory income tax rate of 26.53% (2021 – 26.54%)	$1,488	$1,203
Tax effect of:
Resource taxes	670	426
Resource and depletion allowances	(96)	(61)
Non-deductible expenses (non-taxable income)	74	69
Tax pools not recognized (recognition of previously unrecognized tax pools)	5	(56)
Difference in tax rates in foreign jurisdictions	76	75
Revisions to prior year estimates	15	(14)
Non-controlling interests	(21)	(15)
Effect from sale of Fort Hills	83	—
Other	17	(10)
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Represented by:
Current income taxes	1,413	978
Deferred income taxes	898	639
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Provision for income taxes from continuing operations	2,495	1,518
Provision for (recovery of) income taxes from discontinued operations	(184)	99
Total income taxes from continuing and discontinued operations	$2,311	$1,617

Current income taxes are accrued and paid in all jurisdictions in which we operate.
22.    Income Taxes (continued)

b) Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other timing differences (TDs)	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973

Summary of Deferred Tax Expense Charged (Credited) to Income Statement	Continuity of deferred tax assets and liabilities

(CAD$ in millions)	January 1, 2022	Through Profit (Loss)	Through OCI	Transfer	December 31, 2022
Net operating loss and capital loss carryforwards	$141	$(98)	$5	$—	$48
Property, plant and equipment	(180)	15	—	—	(165)
Decommissioning and restoration provisions	190	(35)	—	—	155
Other timing differences (TDs)	10	51	(24)	—	37
Deferred income tax assets	$161	$(67)	$(19)	$—	$75
Net operating loss and capital loss carryforwards	$(532)	$93	$(19)	$—	$(458)
Property, plant and equipment	7,546	(333)	89	(68)	7,234
Decommissioning and restoration provisions	(1,050)	261	(14)	—	(803)
Unrealized foreign exchange	(85)	3	(9)	—	(91)
Withholding taxes	100	27	6	—	133
Inventories	156	(9)	1	—	148
Partnership income deferral and other TDs	(162)	789	(12)	—	615
Deferred income tax liabilities	$5,973	$831	$42	$(68)	$6,778

The transfer column refers to deferred tax assets and deferred tax liabilities related to assets held for sale (Note 5).

(CAD$ in millions)	January 1, 2021	Through Profit (Loss)	Through OCI	December 31, 2021
Net operating loss and capital loss carryforwards	$247	$(106)	$—	$141
Property, plant and equipment	(168)	(12)	—	(180)
Decommissioning and restoration provisions	158	32	—	190
Other temporary differences	34	(19)	(5)	10
Deferred income tax assets	$271	$(105)	$(5)	$161
Net operating loss and capital loss carryforwards	$(1,038)	$503	$3	$(532)
Property, plant and equipment	7,369	176	1	7,546
Decommissioning and restoration provisions	(962)	(86)	(2)	(1,050)
Unrealized foreign exchange	(88)	1	2	(85)
Withholding taxes	95	6	(1)	100
Inventories	110	47	(1)	156
Other temporary differences	(103)	(113)	54	(162)
Deferred income tax liabilities	$5,383	$534	$56	$5,973